Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Operating lease liabilities		¥ 354,839	$ 48,613	¥ 305,392
Allowance for credit losses		2,710	371	1,759
Accrued expenses and other current liabilities		508	70	508
Government subsidies		25,861	3,543	22,500
Tax losses carried forward		2,813,116	385,395	2,907,178
Less: valuation allowances	[1]	(2,840,719)	(389,177)	(2,928,993)
Total deferred tax assets, net		356,315	48,815	308,344
Deferred tax liabilities:
Operating lease right-of-use assets		(354,839)	(48,613)	(305,392)
Accelerated tax depreciation		(1,476)	(202)	(2,952)
Total deferred tax liabilities, net		(356,315)	(48,815)	(308,344)
Deferred tax assets/liabilities, net		¥ 0	$ 0	¥ 0

[1]	The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized as of December 31, 2023 and 2024. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.